Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current	€ 1,208	€ 2,282	€ 2,247
Elimination of intersegment amounts [member]
Disclosure of financial assets [line items]
Non-current	€ (27)		€ (27)